Consolidated Statements of Changes in Equity (Deficit) - USD ($)		Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2017			$ 16,000	$ (14,700)	$ (19,255,072)	$ 25,900	$ (158,666)	$ (19,386,538)
Beginning balance, shares at Dec. 31, 2017	[1]		6,000,000
Net loss								145,723
Actuarial gain for post-employment benefits						20,356		20,356
Net income (loss)					145,723		(4,735)	140,988
Shareholder debts converted to capital contribution				24,298,700				24,298,700
Buyouts of Non-controlling interests				(163,401)			163,401
Ending balance, value at Dec. 31, 2018			$ 16,000	24,120,599	(19,109,349)	46,256		5,073,506
Ending balance, shares at Dec. 31, 2018	[1]		6,000,000
Net loss								(1,673,735)
Actuarial gain for post-employment benefits						549		549
Share-based compensation				247,817				247,817
Net income (loss)					(1,673,735)			(1,673,735)
Proceeds from IPO, net of underwriting discount and offering expenses			$ 3,636	12,542,152				12,545,788
Proceeds from IPO, net of underwriting discount and offering expenses, shares	[1]		1,363,637
Ending balance, value at Dec. 31, 2019			$ 19,636	36,910,568	(20,783,084)	46,805		16,193,925
Ending balance, shares at Dec. 31, 2019	[1]		7,363,637
Net loss					(3,563,138)			(3,563,138)
Actuarial gain for post-employment benefits						(46,805)		(46,805)
Non-employee share-based compensation			$ 118	155,437				155,555
Non-employee share-based compensation, shares			44,318
Share-based compensation				1,549,707				1,549,707
Ending balance, value at Jun. 30, 2020			$ 19,754	38,615,712	(24,346,222)			14,289,244
Ending balance, shares at Jun. 30, 2020			7,407,955
Beginning balance, value at Dec. 31, 2019			$ 19,636	36,910,568	(20,783,084)	46,805		16,193,925
Beginning balance, shares at Dec. 31, 2019	[1]		7,363,637
Net loss								(6,951,698)
Non-employee share-based compensation			$ 118	155,438				155,556
Non-employee share-based compensation, shares	[1]		44,318
Share-based compensation				3,007,081				3,007,081
Net income (loss)					(6,951,698)			(6,951,698)
Realization of actuarial gain for post-employment benefits						(46,805)		(46,805)
Ending balance, value at Dec. 31, 2020			$ 19,754	40,073,087	(27,734,782)			12,358,059
Ending balance, shares at Dec. 31, 2020	[1]		7,407,955
Net loss					(2,932,213)			(2,932,213)
Non-employee share-based compensation			$ 93	274,307				274,400
Non-employee share-based compensation, shares			35,000
Share-based compensation				651,852				651,852
Ending balance, value at Jun. 30, 2021			$ 19,847	$ 40,999,246	$ (30,666,995)			$ 10,352,098
Ending balance, shares at Jun. 30, 2021			7,442,955

[1]	The shares are presented on a retroactive basis to reflect the nominal share issuance and the reverse stock split